ORGANIZATION AND BUSINESS DESCRIPTION	2 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

Xpand Boom Technology Inc. (“Pubco”, or the “Company”) was incorporated as a private company under the laws of Cayman Islan on January 7, 2025.

The Company was formed for the purpose of becoming the ultimate parent company in the HZJL Cayman Limited (“HZJL”) following the transactions contemplated in the business combination agreement, dated January 27, 2025 (the “Business Combination Agreement”) by and among the Company, HZJL, and Rising Dragon Acquisition Corp. (“RDAC”), a special purpose acquisition company. As of December 31, 2023, the Company had no assets, liabilities, or operations.

On January 7, 2025, the Company set up one direct wholly owned subsidiary, Xpand Boom Solutions Inc. (“Merger Sub”), a Cayman Islands exemption company. The Merger Sub was incorporated to facilitate the consummation of the Business Combination Agreement.

Pursuant to the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (a) RDAC will merge with and into the Company, with the Company remaining as the surviving publicly traded entity (the “Reincorporation Merger”); and (b) immediately following the Reincorporation Merger, the Merger Sub will will be merged with and into HZJL, resulting in HZJL being a wholly owned subsidiary of PubCo. The Reincorporation Merger and the Acquisition Merger are collectively referred to herein as the “Business Combination.